Significant Accounting Policies - Sales and marketing expenses, Employee Benefits, Government grant, Segment Reporting and Statutory Reserves (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) segment	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Employee benefits
Employee social security and welfare benefits	¥ 43,960	¥ 36,410	¥ 21,180
Segment Reporting
Number of reportable segments | segment	1
Statutory Reserves
Percentage of general reserve fund, annual after-tax profits	10.00%
Maximum percentage of general reserve fund, registered capital	50.00%
Percentage of statutory surplus fund, annual after-tax profits	10.00%
Maximum percentage of statutory surplus fund, registered capital	50.00%
Profit appropriation to reserve funds	¥ 550	300	660
Government grant	3,447	3,304	10,103
Sales and marketing expenses
Sales and marketing expenses
Total advertising expenses	¥ 4,800	¥ 7,270	¥ 6,340